Selling Expense - Schedule of Selling Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Selling Expense [Abstract]
Salaries and employment benefits	¥ 140,016		¥ 166,588	¥ 222,428
Advertising and marketing expenses	31,148		31,026	97,945
Rental and utilities expenses	17,169		15,358	13,781
Traveling expenses	3,209		1,911	3,734
Office expenses	3,085		4,086	5,623
Depreciation and amortizations	1,135		1,101	680
Business development	1,016		827	761
Share-based compensation expenses	286		1,041	(475)
Others	7,197		9,726	6,096
Total	¥ 204,261	$ 28,770	¥ 231,664	¥ 350,573